Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The gross changes in the carrying amount of goodwill as of December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of the year	311,865	311,865
Acquisition of Donde Fashion Inc.	37,567	—
Other acquisitions(1)	7,096	—
Balance, end of the year	356,528	311,865
(1) During the year ended December 31, 2021, the Company completed small acquisitions that resulted in Goodwill being recognized.